Summary of Significant Accounting Policies (Details)			12 Months Ended
		Jul. 11, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 29, 2023 shares	Dec. 31, 2021 shares
Summary of Significant Accounting Policies [Line Items]
Impairment (in Dollars) | $
ROU assets and operating lease liabilities (in Dollars) | $			$ 70,735
Government Assistance, Nonoperating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other income
Government subsidies (in Dollars) | $					26,398
Employee benefit plan expenses (in Dollars) | $			$ 13,636	$ 7,863	$ 13,680
Dilutive shares (in Shares)
Share split shares (in Shares)		11,250,000
Shares issued (in Shares)	[1]		12,687,500	11,250,000		12,687,500
Number of shares outstanding (in Shares)	[1]		12,687,500	11,250,000		12,687,500
Par value (in Dollars per share) | $ / shares	[1]
Deposited with financial institutions (in Dollars) | $			$ 4,792,421	$ 1,144,736
Allowance for expected credit loss (in Dollars) | $			5,740,368
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured			102,564			$ 800,000
HONG KONG | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured			$ 102,564			$ 800,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)					11,250,000
Number of shares outstanding (in Shares)	[2]		12,687,500	11,250,000	11,250,000	12,687,500		11,250,000
Common Stock [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)			11,250,000			11,250,000
Number of shares outstanding (in Shares)			11,250,000			11,250,000
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			38.50%	42.20%	55.60%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			26.70%	50.70%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.60%	13.90%	14.30%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			26.10%	22.00%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			12.30%	10.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.70%	13.60%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.30%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			13.60%
Supplier Five [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.80%
Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			23.60%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				20.30%	11.30%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			49.40%	38.60%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				10.50%	10.50%
Customer Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			11.60%	17.00%
Customer Three [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				11.90%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)							1
Par value (in Dollars per share) | $ / shares
Common Stock [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)			1			1
Number of shares outstanding (in Shares)			1			1

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.